Cover	May 18, 2026	May 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date		May 18, 2026
Entity File Number		001-11398
Entity Registrant Name	CPI AEROSTRUCTURES, INC.
Entity Central Index Key	0000889348
Entity Tax Identification Number		11-2520310
Entity Incorporation, State or Country Code		NY
Entity Address, Address Line One		91 Heartland Boulevard
Entity Address, City or Town		Edgewood
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		11717
City Area Code		(631)
Local Phone Number		586-5200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.001 par value per share
Trading Symbol		CVU
Security Exchange Name		NYSE
Entity Emerging Growth Company		false